Form N-1A Supplement	May 01, 2025
Blue Chip Account
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Variable Contracts Funds, Inc.
Supplement dated November 19, 2025
to the Prospectus and Statement of Additional Information
both dated May 1, 2025
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.